Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0002007855
Registrant Name	Venture Global, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A